November 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Standard Global Infrastructure Public Private Income Fund
Investment Company Act File No. 811-23490

Ladies and Gentlemen:

On behalf of Aberdeen Standard Global Infrastructure Public Private Income Fund (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Trust’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at 215-405-5724.

Sincerely,

/s/ Katherine A. Corey
Katherine A. Corey

cc:	Lucia Sitar, Aberdeen Standard Investments Inc.
Margery Neale, Willkie Farr & Gallagher LLP
Neesa Sood, Willkie Farr & Gallagher LLP